Advanced Series Trust
Gateway Center Three

100 Mulberry Street

Newark, New Jersey 07102

May 2, 2008

VIA EDGAR SUBMISSION

Securities and Exchange Commission

100 F Street, NE

Washington, DC  20549

Re:	Registration Statement on Form N-1A of Advanced Series Trust
(Securities Act File No. 33-24962 and Investment Company Act File No. 811-5186)
Post-Effective Amendment No. 70 to the Registration Statement under the Securities Act of 1933 and Amendment No. 72 to the Registration Statement under the Investment Company Act of 1940

Ladies and Gentlemen:

On behalf of Advanced Series Trust (the Registrant), pursuant to the Securities Act of 1933 (the 1933 Act) and the Investment Company Act of 1940 (the 1940 Act), transmitted herewith for filing with the Securities and Exchange Commission is Post-Effective Amendment No. 70 to the Registration Statement under the 1933 Act and Amendment No. 72 to the Registration Statement under the 1940 Act (the Amendment).  The Amendment is being filed pursuant to Rule 485(a)(2) under the 1933 Act.  The Amendment is being filed for the purpose of adding: (i) the AST Focus Four Plus Portfolio (the Focus Four Plus Portfolio) as a new series of the Registrant and (ii) revised disclosure with respect to the AST American Century Strategic Allocation Portfolio (the Strategic Allocation Portfolio) and the AST Balanced Asset Allocation Portfolio.  The Registrant has designated the effective date as the 75th day after the filing of the Amendment (i.e., July 16, 2008).

The investment objective of the Focus Four Plus Portfolio will be to seek long-term capital growth.  AST Investment Services, Inc. and Prudential Investments LLC (together, the Investment Managers) will seek to achieve the Focus Four Plus Portfolio’s investment objective by causing the Portfolio’s assets to be allocated across four quantitative strategies that invest primarily in equity securities  (collectively, the Equity Strategies) and one fixed-income strategy (the Core Plus Strategy).  It is currently expected that approximately 75% of the Focus Four Plus Portfolio’s assets will be allocated to the Equity Strategies and approximately 25% of the Focus Four Plus Portfolio’s assets will be allocated to the Core Plus Strategy.  The Investment Managers have retained First Trust Advisors L.P. to handle the day-to-day portfolio management of Focus Four Plus Portfolio assets that are allocated to the Equity Strategies.  Exposure to the Core Plus Strategy will be obtained through investments in the AST Western Asset Core Plus Bond Portfolio (the Core Plus Bond Portfolio).  Western Asset Management Company and Western Asset Management Company Limited serve as the subadvisers for the Core Plus Bond Portfolio.

It is currently expected that the Focus Four Plus Portfolio will begin to be offered as a stand-alone investment option for certain variable annuity contracts and certain variable life insurance policies on or about July 21, 2008.  The Trust expects to distribute the prospectus and statement of additional information contained in the Amendment from the effective date of the Amendment through April 30, 2009.  Disclosure relating to the Focus Four Plus Portfolio would then be added to the Trust’s updated prospectus and statement of additional information effective May 1, 2009.

The Board of Trustees of the Registrant (the Board), including all of the Trustees of the Registrant who are not “interested persons” of the Registrant under the 1940 Act, recently approved: (i) increased investment management fee rates for the Strategic Allocation Portfolio and the Balanced Portfolio; (ii) a new subadvisory agreement relating to the Balanced Portfolio between the Investment Managers and each of Quantitative Management Associates LLC, Jennison Associates LLC, Prudential Investment Management Inc., Prudential Bache Asset Management, each an affiliated person of the Investment Managers; (iii) a change in the fundamental investment restrictions of the Strategic Allocation Portfolio and the Balanced Portfolio relating to borrowing; and (iv) submitting certain proposals to the beneficial shareholders of the Strategic Allocation Portfolio and the Balanced Portfolio for their consideration.  The Board approved these proposals in order to implement new subadvisory arrangements and new investment strategies for each of the Strategic Allocation Portfolio and the Balanced Portfolio.  Separate proxy statements relating to these proposals were recently filed with the Commission and are expected to be distributed to the beneficial shareholders of the Strategic Allocation Portfolio and the Balanced Portfolio by mid May 2008 for use in connection with special shareholders meetings scheduled to be held on June 23, 2008.

The disclosure relating to the new subadvisory arrangements and the new investment strategies for each of the Strategic Allocation Portfolio and the Balanced Portfolio is presented in the form of a supplement to the Trust’s current prospectus, dated May 1, 2008.  Assuming receipt of the required shareholder approvals for these proposals as described in the proxy statements, the Trust expects to distribute the supplement with respect to the Strategic Allocation Portfolio and the Balanced Portfolio from the effective date of the Amendment through April 30, 2009.  Such disclosure would then be included in the Trust’s updated prospectus and statement of additional information effective May 1, 2009.

Except for the disclosure relating to the new subadvisory arrangements and the new investment strategies for each of the Strategic Allocation Portfolio and the Balanced Portfolio, the Amendment is not intended to amend the Registrant’s current prospectuses, dated May 1, 2008 (the Current Prospectuses), or the Registrant’s current statement of additional information, dated May 1, 2008 (the Current Statements of Additional Information).  The Current Prospectuses and Current Statement of Additional Information remain unchanged except as described herein.

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The Registrant acknowledges that (i) the Registrant is responsible for the adequacy and accuracy of the disclosure in the Amendment; (ii) Commission staff comments or changes to disclosure in the Amendment in response to Commission staff comments do not foreclose the Commission from taking any action with respect to the Amendment; and (iii) the Registrant may not assert Commission staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

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Should you have any questions or comments with respect to the foregoing, or if I can be of any further assistance in facilitating the Commission Staff’s review, please contact me at 973-367-3161.  Thank you for your assistance in this matter.

Respectfully submitted,

/s/ John P. Schwartz

John P. Schwartz
Assistant Secretary